Share Capital - Summary of Stock Option Awards (Details) - 12 months ended Apr. 30, 2025 $ / shares in Units, $ in Thousands		CAD ($) yr shares $ / shares	CAD ($) yr shares $ / shares
May 15, 2022 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[1]	May 15, 2022	May 15, 2022
Stock options granted | shares	[1]	80,000	80,000
Exercisable price/option	[1]	$ 5.79
Awarded to	[1]	Employees	Employees
Share price on grant date	[1]	$ 3.79
Dividend yield	[1]	0.00%	0.00%
Expected volatility	[1]	77.00%	77.00%
Risk- free rate	[1]	2.73%	2.73%
Expected life | yr	[1]	5	5
Fair value | $	[1]	$ 300	$ 300
August 3, 2024 | Officers and employee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[2]	August 3, 2024	August 3, 2024
Stock options granted | shares	[2]	799,767	799,767
Exercisable price/option	[2],[3]		$ 0.86
Awarded to	[2]	Officers and employees	Officers and employees
Share price on grant date	[2],[3]	$ 0.86
Dividend yield	[2]	0.00%	0.00%
Expected volatility	[2]	77.00%	77.00%
Risk- free rate	[2]	3.68%	3.68%
Expected life | yr	[2]	10	10
Fair value | $	[2]	$ 700	$ 700
February 19, 2023 | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[4]	February 19, 2023	February 19, 2023
Stock options granted | shares	[4]	29,060	29,060
Exercisable price/option	[3],[4]		$ 4.1
Awarded to	[4]	Directors	Directors
Share price on grant date	[3],[4]	$ 4.1
Dividend yield	[4]	0.00%	0.00%
Expected volatility	[4]	77.00%	77.00%
Risk- free rate	[4]	3.57%	3.57%
Expected life | yr	[4]	4	4
Fair value | $	[4]	$ 100	$ 100
February 19, 2023 | Officers and employee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[1]	February 19, 2023	February 19, 2023
Stock options granted | shares	[1]	609,452	609,452
Exercisable price/option	[1],[3]		$ 4.1
Awarded to	[1]	Officers and employees	Officers and employees
Share price on grant date	[1],[3]	$ 4.1
Dividend yield	[1]	0.00%	0.00%
Expected volatility	[1]	77.00%	77.00%
Risk- free rate	[1]	3.57%	3.57%
Expected life | yr	[1]	5	5
Fair value | $	[1]	$ 2,200	$ 2,200
January 19, 2024 | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[2]	January 19, 2024	January 19, 2024
Stock options granted | shares	[2]	240,000	240,000
Exercisable price/option	[2],[3]		$ 1.48
Awarded to	[2]	Directors	Directors
Share price on grant date	[2],[3]	$ 1.48
Dividend yield	[2]	0.00%	0.00%
Expected volatility	[2]	77.00%	77.00%
Risk- free rate	[2]	3.64%	3.64%
Expected life | yr	[2]	5	5
Fair value | $	[2]	$ 400	$ 400
January 4, 2023 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[2]	January 4, 2023	January 4, 2023
Stock options granted | shares	[2]	8,000	8,000
Exercisable price/option	[2],[3]		$ 1.47
Awarded to	[2]	Employees	Employees
Share price on grant date	[2],[3]	$ 1.47
Dividend yield	[2]	0.00%	0.00%
Expected volatility	[2]	77.00%	77.00%
Risk- free rate	[2]	3.68%	3.68%
Expected life | yr	[2]	10	10
Fair value | $	[2]	$ 12	$ 12
January 23, 2023 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[2]	January 23, 2023(6	January 23, 2023(6
Stock options granted | shares	[2]	8,000	8,000
Exercisable price/option	[2],[3]		$ 1.47
Awarded to	[2]	Employees	Employees
Share price on grant date	[2],[3]	$ 1.47
Dividend yield	[2]	0.00%	0.00%
Expected volatility	[2]	77.00%	77.00%
Risk- free rate	[2]	3.60%	3.60%
Expected life | yr	[2]	10	10
Fair value | $	[2]	$ 12	$ 12
March 1, 2023 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[2]	March 1, 2023	March 1, 2023
Stock options granted | shares	[2]	8,000	8,000
Exercisable price/option	[2],[3]		$ 1.47
Awarded to	[2]	Employees	Employees
Share price on grant date	[2],[3]	$ 1.47
Dividend yield	[2]	0.00%	0.00%
Expected volatility	[2]	77.00%	77.00%
Risk- free rate	[2]	3.68%	3.68%
Expected life | yr	[2]	10	10
Fair value | $	[2]	$ 12	$ 12
March 15, 2023 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[2]	March 15, 2023	March 15, 2023
Stock options granted | shares	[2]	4,000	4,000
Exercisable price/option	[2],[3]		$ 1.47
Awarded to	[2]	Employees	Employees
Share price on grant date	[2],[3]	$ 1.47
Dividend yield	[2]	0.00%	0.00%
Expected volatility	[2]	77.00%	77.00%
Risk- free rate	[2]	3.68%	3.68%
Expected life | yr	[2]	10	10
Fair value | $	[2]	$ 6	$ 6
April 2, 2023 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[2]	April 2, 2023	April 2, 2023
Stock options granted | shares	[2]	4,000	4,000
Exercisable price/option	[2],[3]		$ 1.47
Awarded to	[2]	Employees	Employees
Share price on grant date	[2],[3]	$ 1.47
Dividend yield	[2]	0.00%	0.00%
Expected volatility	[2]	77.00%	77.00%
Risk- free rate	[2]	3.68%	3.68%
Expected life | yr	[2]	10	10
Fair value | $	[2]	$ 6	$ 6
May 8, 2023 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[2]	May 8, 2023	May 8, 2023
Stock options granted | shares	[2]	4,000	4,000
Exercisable price/option	[2],[3]		$ 1.47
Awarded to	[2]	Employees	Employees
Share price on grant date	[2],[3]	$ 1.47
Dividend yield	[2]	0.00%	0.00%
Expected volatility	[2]	77.00%	77.00%
Risk- free rate	[2]	3.68%	3.68%
Expected life | yr	[2]	10	10
Fair value | $	[2]	$ 6	$ 6
May 23, 2023 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[2]	May 23, 2023	May 23, 2023
Stock options granted | shares	[2]	4,000	4,000
Exercisable price/option	[2],[3]		$ 1.47
Awarded to	[2]	Employees	Employees
Share price on grant date	[2],[3]	$ 1.47
Dividend yield	[2]	0.00%	0.00%
Expected volatility	[2]	77.00%	77.00%
Risk- free rate	[2]	3.68%	3.68%
Expected life | yr	[2]	10	10
Fair value | $	[2]	$ 6	$ 6
June 11, 2023 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[2]	June 11, 2023	June 11, 2023
Stock options granted | shares	[2]	8,000	8,000
Exercisable price/option	[2],[3]		$ 1.47
Awarded to	[2]	Employees	Employees
Share price on grant date	[2],[3]	$ 1.47
Dividend yield	[2]	0.00%	0.00%
Expected volatility	[2]	77.00%	77.00%
Risk- free rate	[2]	3.60%	3.60%
Expected life | yr	[2]	10	10
Fair value | $	[2]	$ 12	$ 12
August 8, 2023 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[2]	August 8, 2023	August 8, 2023
Stock options granted | shares	[2]	4,000	4,000
Exercisable price/option	[2],[3]		$ 1.47
Awarded to	[2]	Employees	Employees
Share price on grant date	[2],[3]	$ 1.47
Dividend yield	[2]	0.00%	0.00%
Expected volatility	[2]	77.00%	77.00%
Risk- free rate	[2]	3.68%	3.68%
Expected life | yr	[2]	10	10
Fair value | $	[2]	$ 6	$ 6
November 13, 2023 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[2]	November 13, 2023	November 13, 2023
Stock options granted | shares	[2]	8,000	8,000
Exercisable price/option	[2],[3]		$ 1.47
Awarded to	[2]	Employees	Employees
Share price on grant date	[2],[3]	$ 1.47
Dividend yield	[2]	0.00%	0.00%
Expected volatility	[2]	77.00%	77.00%
Risk- free rate	[2]	3.68%	3.68%
Expected life | yr	[2]	10	10
Fair value | $	[2]	$ 12	$ 12
January 1, 2024 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[2]	January 1, 2024	January 1, 2024
Stock options granted | shares	[2]	12,000	12,000
Exercisable price/option	[2],[3]		$ 1.47
Awarded to	[2]	Employees	Employees
Share price on grant date	[2],[3]	$ 1.47
Dividend yield	[2]	0.00%	0.00%
Expected volatility	[2]	77.00%	77.00%
Risk- free rate	[2]	3.68%	3.68%
Expected life | yr	[2]	10	10
Fair value | $	[2]	$ 18	$ 18
February 1, 2024 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[2]	February 1, 2024	February 1, 2024
Stock options granted | shares	[2]	4,000	4,000
Exercisable price/option	[2],[3]		$ 1.47
Awarded to	[2]	Employees	Employees
Share price on grant date	[2],[3]	$ 1.47
Dividend yield	[2]	0.00%	0.00%
Expected volatility	[2]	77.00%	77.00%
Risk- free rate	[2]	3.68%	3.68%
Expected life | yr	[2]	10	10
Fair value | $	[2]	$ 6	$ 6
February 19, 2024 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[2]	February 19, 2024	February 19, 2024
Stock options granted | shares	[2]	12,000	12,000
Exercisable price/option	[2],[3]		$ 1.47
Awarded to	[2]	Employees	Employees
Share price on grant date	[2],[3]	$ 1.47
Dividend yield	[2]	0.00%	0.00%
Expected volatility	[2]	77.00%	77.00%
Risk- free rate	[2]	3.68%	3.68%
Expected life | yr	[2]	10	10
Fair value | $	[2]	$ 18	$ 18
February 20, 2024 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[2]	February 20, 2024	February 20, 2024
Stock options granted | shares	[2]	4,000	4,000
Exercisable price/option	[2],[3]		$ 1.47
Awarded to	[2]	Employees	Employees
Share price on grant date	[2],[3]	$ 1.47
Dividend yield	[2]	0.00%	0.00%
Expected volatility	[2]	77.00%	77.00%
Risk- free rate	[2]	3.68%	3.68%
Expected life | yr	[2]	10	10
Fair value | $	[2]	$ 6	$ 6

[1]	Vesting conditions are as follows: one-third 6 months after grant date; one-third 12 months after grant date; and one-third 18 months after grant date.
[2]	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
[3]	Priced in U.S.$
[4]	Vesting conditions are as follows: one-quarter 3 months after grant date; one-quarter 6 months after grant date; one-quarter 9 months after grant date; and one-quarter 12 months after grant date.